Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	$ 4,771.2
Write-off of exploration and evaluation assets1	(21.3)	$ (16.9)	$ (30.0)
Borrowing costs capitalised	12.5	13.2	43.4
Balance at end of the year	5,079.1	4,771.2
Carrying value at end of the year	5,079.1	4,771.2
Exploration expense	60.6	49.7	84.4
Damang mining fleet and related spare
Reconciliation of changes in property, plant and equipment [abstract]
Borrowing costs capitalised	0.0	12.1
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	11,801.6	10,972.4
Reclassifications	0.0	0.3
Additions	1,088.7	583.7
Salares Norte project costs capitalised	7.5	1.3
Right-of-use assets capitalised during the year (refer note 33)	54.4	127.2
Remeasurements of right-of-use assets capitalised (refer note 33)	19.1	12.8
Borrowing costs capitalised	12.5	13.2
Disposals	13.4	8.7
Scrapping of assets	449.9	101.7
Changes in estimates of rehabilitation assets	66.1	(6.6)
Translation adjustment	417.6	(208.3)
Balance at end of the year	12,169.0	11,801.6	10,972.4
Carrying value at end of the year	12,169.0	11,801.6	10,972.4
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(7,030.4)	(6,315.3)
Reclassifications	0.0	(0.3)
Charge for the year	713.2	661.3
Salares Norte depreciation capitalised	7.0	0.6
Impairment	11.6	11.7
Write-off of exploration and evaluation assets1	21.3	16.9
Disposals	(12.2)	(7.8)
Scrapping of assets	(449.9)	(101.7)
Translation adjustment	(231.5)	134.4
Balance at end of the year	(7,089.9)	(7,030.4)	(6,315.3)
Carrying value at end of the year	(7,089.9)	(7,030.4)	(6,315.3)
Land, mineral rights and rehabilitation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	351.9
Balance at end of the year	374.5	351.9
Carrying value at end of the year	374.5	351.9
Land, mineral rights and rehabilitation assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	424.3	432.3
Reclassifications	7.8	12.8
Additions	1.9	0.4
Salares Norte project costs capitalised	0.0	0.0
Right-of-use assets capitalised during the year (refer note 33)	0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	0.0	0.0
Borrowing costs capitalised	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	0.9	0.8
Changes in estimates of rehabilitation assets	66.1	(6.6)
Translation adjustment	16.7	(11.8)
Balance at end of the year	466.9	424.3	432.3
Carrying value at end of the year	466.9	424.3	432.3
Land, mineral rights and rehabilitation assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(72.4)	(43.6)
Reclassifications	0.0	(0.2)
Charge for the year	20.6	20.2
Salares Norte depreciation capitalised	0.0	0.0
Impairment	0.0	0.0
Write-off of exploration and evaluation assets1	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	(0.9)	(0.8)
Translation adjustment	0.3	9.6
Balance at end of the year	(92.4)	(72.4)	(43.6)
Carrying value at end of the year	(92.4)	(72.4)	(43.6)
Mine development, infrastructure and other assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	3,990.7
Balance at end of the year	4,292.7	3,990.7
Carrying value at end of the year	4,292.7	3,990.7
Mine development, infrastructure and other assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	10,850.8	10,167.1
Reclassifications	(10.9)	(12.6)
Additions	1,086.8	583.3
Salares Norte project costs capitalised	7.5	1.3
Right-of-use assets capitalised during the year (refer note 33)	0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	0.0	0.0
Borrowing costs capitalised	12.5	13.2
Disposals	13.4	8.7
Scrapping of assets	427.0	88.1
Changes in estimates of rehabilitation assets	0.0	0.0
Translation adjustment	384.1	(170.1)
Balance at end of the year	11,144.0	10,850.8	10,167.1
Carrying value at end of the year	11,144.0	10,850.8	10,167.1
Mine development, infrastructure and other assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(6,860.1)	(6,227.7)
Reclassifications	0.0	(0.1)
Charge for the year	622.8	581.9
Salares Norte depreciation capitalised	1.8	0.0
Impairment	11.6	11.7
Write-off of exploration and evaluation assets1	21.3	16.9
Disposals	(12.2)	(7.8)
Scrapping of assets	(427.0)	(88.1)
Translation adjustment	(227.1)	117.9
Balance at end of the year	(6,851.3)	(6,860.1)	(6,227.7)
Carrying value at end of the year	(6,851.3)	(6,860.1)	(6,227.7)
Right-of-use assets relating to mine development, infrastructure and other assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	428.6
Balance at end of the year	411.9	428.6
Carrying value at end of the year	411.9	428.6
Right-of-use assets relating to mine development, infrastructure and other assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	526.5	373.0
Reclassifications	3.1	0.1
Additions	0.0	0.0
Salares Norte project costs capitalised	0.0	0.0
Right-of-use assets capitalised during the year (refer note 33)	54.4	127.2
Remeasurements of right-of-use assets capitalised (refer note 33)	19.1	12.8
Borrowing costs capitalised	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	22.0	12.8
Changes in estimates of rehabilitation assets	0.0	0.0
Translation adjustment	16.8	(26.4)
Balance at end of the year	558.1	526.5	373.0
Carrying value at end of the year	558.1	526.5	373.0
Right-of-use assets relating to mine development, infrastructure and other assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(97.9)	(44.0)
Reclassifications	0.0	0.0
Charge for the year	69.8	59.2
Salares Norte depreciation capitalised	5.2	0.6
Impairment	0.0	0.0
Write-off of exploration and evaluation assets1	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	(22.0)	(12.8)
Translation adjustment	(4.7)	6.9
Balance at end of the year	(146.2)	(97.9)	(44.0)
Carrying value at end of the year	(146.2)	(97.9)	$ (44.0)
Salares Norte project
Reconciliation of changes in property, plant and equipment [abstract]
Borrowing costs capitalised	$ 12.5	$ 1.1
Average interest capitalisation rate	5.90%	4.40%